Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended																																																																																																																								12 Months Ended
	Jul. 31, 2026	Jun. 30, 2026	May 31, 2026	Apr. 30, 2026	Mar. 31, 2026	Feb. 28, 2026	Jan. 31, 2026	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2026
C000146953
Account Value [Line Items]
Accumulated Value	$ 18,909	$ 18,741	$ 18,761	$ 18,482	$ 17,644	$ 18,395	$ 18,204	$ 17,877	$ 17,769	$ 17,614	$ 17,528	$ 17,288	$ 16,938	$ 16,876	$ 16,445	$ 15,954	$ 15,981	$ 16,394	$ 16,311	$ 15,923	$ 16,335	$ 15,881	$ 16,018	$ 15,788	$ 15,461	$ 15,176	$ 15,011	$ 14,679	$ 15,024	$ 14,669	$ 14,447	$ 14,370	$ 13,826	$ 13,024	$ 13,232	$ 13,571	$ 13,757	$ 13,453	$ 13,063	$ 13,273	$ 13,073	$ 12,982	$ 13,308	$ 12,571	$ 12,880	$ 12,248	$ 11,822	$ 12,804	$ 13,205	$ 12,474	$ 13,409	$ 13,547	$ 14,358	$ 14,278	$ 14,678	$ 15,214	$ 14,759	$ 15,001	$ 14,670	$ 15,101	$ 14,845	$ 14,771	$ 14,633	$ 14,502	$ 14,087	$ 13,844	$ 13,706	$ 13,735	$ 13,308	$ 12,412	$ 12,565	$ 12,724	$ 12,451	$ 12,011	$ 11,876	$ 11,437	$ 10,629	$ 12,557	$ 13,145	$ 13,145	$ 12,873	$ 12,753	$ 12,667	$ 12,525	$ 12,567	$ 12,511	$ 12,072	$ 12,316	$ 12,074	$ 11,888	$ 11,715	$ 10,954	$ 11,572	$ 11,507	$ 12,022	$ 12,011	$ 11,942	$ 11,647	$ 11,689	$ 11,634	$ 11,557	$ 11,680	$ 12,076	$ 11,775	$ 11,636	$ 11,527	$ 11,395	$ 11,235	$ 11,239	$ 11,061	$ 10,993	$ 10,909	$ 10,764	$ 10,692	$ 10,487	$ 10,287	$ 10,055	$ 10,039	$ 10,119	$ 10,100
C000146951
Account Value [Line Items]
Accumulated Value	17,473	17,302	17,343	17,070	16,300	16,997	16,823	16,543	16,429	16,289	16,213	16,012	15,674	15,619	15,241	14,772	14,801	15,203	15,129	14,773	15,141	14,723	14,870	14,643	14,360	14,082	13,948	13,626	13,949	13,638	13,419	13,350	12,847	12,104	12,316	12,619	12,809	12,514	12,154	12,351	12,168	12,086	12,391	11,723	11,999	11,426	11,017	11,935	12,312	11,632	12,521	12,638	13,398	13,340	13,716	14,205	13,798	14,027	13,706	14,126	13,889	13,810	13,684	13,564	13,179	12,954	12,841	12,857	12,460	11,624	11,770	11,921	11,667	11,257	11,133	10,736	9,968	11,792	12,333	12,335	12,083	11,973	11,894	11,764	11,806	11,756	11,345	11,590	11,352	11,192	11,019	10,317	10,889	10,831	11,317	11,309	11,247	10,971	11,013	10,963	10,905	11,012	11,387	11,117	10,977	10,888	10,765	10,616	10,611	10,446	10,383	10,317	10,182	10,105	9,913	9,726	9,519	9,496	9,573	9,558
C000146952
Account Value [Line Items]
Accumulated Value	17,380	17,210	17,250	16,979	16,213	16,906	16,734	16,455	16,341	16,202	16,127	15,927	15,590	15,536	15,160	14,693	14,722	15,122	15,048	14,694	15,060	14,645	14,790	14,564	14,283	14,015	13,890	13,577	13,909	13,590	13,396	13,335	12,840	12,104	12,324	12,635	12,834	12,546	12,192	12,398	12,221	12,146	12,461	11,795	12,081	11,510	11,104	12,039	12,428	11,748	12,655	12,781	13,559	13,495	13,884	14,403	13,999	14,226	13,923	14,359	14,113	14,055	13,935	13,822	13,437	13,216	13,094	13,133	12,734	11,886	12,043	12,206	11,954	11,540	11,420	11,019	10,236	12,106	12,684	12,694	12,442	12,336	12,263	12,135	12,186	12,142	11,724	11,985	11,746	11,588	11,415	10,694	11,295	11,241	11,754	11,753	11,696	11,416	11,466	11,422	11,356	11,487	11,885	11,610	11,472	11,385	11,263	11,115	11,116	10,950	10,891	10,829	10,682	10,619	10,423	10,233	10,021	10,003	10,091	10,081
C000166008
Account Value [Line Items]
Accumulated Value	18,999	18,808	18,848	18,547	17,706	18,458	18,265	17,956	17,828	17,671	17,585	17,363	17,011	16,928	16,515	16,002	16,029	16,461	16,377	15,988	16,382	15,926	16,080	15,831	15,521	15,235	15,068	14,734	15,062	14,723	14,483	14,422	13,859	13,055	13,280	13,603	13,805	13,483	13,092	13,318	13,100	13,009	13,334	12,612	12,906	12,287	11,844	12,827	13,229	12,496	13,447	13,585	14,382	14,316	14,716	15,237	14,796	15,038	14,691	15,136	14,879	14,790	14,666	14,520	14,104	13,874	13,736	13,750	13,335	12,425	12,577	12,736	12,475	12,021	11,886	11,458	10,636	12,579	13,153	13,152	12,880	12,760	12,672	12,531	12,585	12,528	12,075	12,332	12,076	11,903	11,716	10,968	11,585	11,507	12,034	12,022	11,953	11,657	11,699	11,631	11,566	11,677	12,072	11,782	11,631	11,534	11,401	11,241	11,232	11,055	10,986	10,913	10,767	10,695	10,478	10,278	10,057	10,029	10,109	10,090
C000058061
Account Value [Line Items]
Accumulated Value	17,043	17,005	16,965	16,810	16,314	16,877	16,587	16,340	16,266	16,106	16,059	15,878	15,581	15,567	15,251	14,961	14,912	15,108	14,913	14,615	14,941	14,643	14,871	14,667	14,412	14,074	13,971	13,701	13,965	13,698	13,620	13,610	13,074	12,392	12,597	12,878	13,047	12,828	12,615	12,843	12,649	12,546	12,845	12,254	12,406	11,896	11,640	12,315	12,574	12,060	12,702	12,787	13,293	13,266	13,556	13,857	13,560	13,745	13,596	13,835	13,672	13,637	13,561	13,453	13,196	13,009	12,910	12,924	12,645	12,051	12,132	12,216	12,056	11,727	11,629	11,311	10,709	11,917	12,175	12,126	11,947	11,892	11,845	11,796	11,743	11,696	11,444	11,517	11,392	11,236	11,105	10,649	10,923	10,906	11,149	11,136	11,087	10,908	10,942	10,937	10,897	10,971	11,174	11,046	10,963	10,930	10,864	10,802	10,790	10,683	10,632	10,550	10,429	10,388	10,265	10,131	9,996	10,026	10,076	10,059
C000058062
Account Value [Line Items]
Accumulated Value	15,752	15,720	15,686	15,546	15,076	15,615	15,349	15,123	15,059	14,913	14,872	14,709	14,436	14,426	14,136	13,856	13,827	13,998	13,833	13,560	13,865	13,592	13,807	13,619	13,372	13,074	12,981	12,733	12,981	12,735	12,666	12,659	12,162	11,529	11,723	11,987	12,136	11,946	11,750	11,953	11,786	11,693	11,974	11,425	11,569	11,095	10,860	11,492	11,736	11,258	11,862	11,943	12,408	12,385	12,658	12,943	12,668	12,855	12,707	12,944	12,795	12,754	12,686	12,598	12,349	12,187	12,085	12,112	11,853	11,287	11,366	11,458	11,310	11,003	10,903	10,617	10,054	11,191	11,436	11,392	11,226	11,167	11,135	11,081	11,044	11,002	10,767	10,838	10,723	10,568	10,456	10,029	10,290	10,276	10,507	10,497	10,453	10,286	10,321	10,318	10,282	10,345	10,549	10,429	10,353	10,324	10,264	10,208	10,189	10,099	10,044	9,969	9,866	9,819	9,705	9,589	9,463	9,493	9,543	9,528
C000058060
Account Value [Line Items]
Accumulated Value	15,675	15,643	15,610	15,470	15,002	15,538	15,274	15,049	14,985	14,840	14,800	14,637	14,365	14,356	14,067	13,788	13,759	13,930	13,766	13,494	13,798	13,525	13,740	13,553	13,307	13,019	12,934	12,694	12,936	12,699	12,637	12,638	12,162	11,536	11,737	12,009	12,166	11,983	11,794	12,005	11,845	11,759	12,049	11,491	11,656	11,185	10,954	11,599	11,854	11,378	11,996	12,087	12,565	12,550	12,834	13,132	12,860	13,048	12,917	13,155	13,011	12,989	12,927	12,835	12,599	12,431	12,345	12,369	12,123	11,551	11,640	11,730	11,586	11,278	11,193	10,895	10,332	11,511	11,770	11,732	11,569	11,514	11,488	11,440	11,399	11,373	11,136	11,217	11,094	10,951	10,841	10,405	10,682	10,674	10,912	10,918	10,879	10,712	10,745	10,759	10,728	10,801	11,020	10,892	10,830	10,806	10,749	10,687	10,684	10,587	10,545	10,472	10,371	10,328	10,213	10,089	9,963	10,010	10,069	10,050
C000182622
Account Value [Line Items]
Accumulated Value	17,122	17,067	17,042	16,886	16,371	16,952	16,659	16,395	16,336	16,159	16,126	15,930	15,645	15,616	15,313	15,006	14,956	15,152	14,956	14,656	14,997	14,698	14,927	14,720	14,450	14,125	14,007	13,735	13,999	13,731	13,652	13,641	13,117	12,418	12,637	12,918	13,075	12,867	12,653	12,868	12,686	12,583	12,881	12,276	12,440	11,916	11,659	12,347	12,607	12,078	12,735	12,819	13,313	13,286	13,575	13,877	13,579	13,776	13,614	13,852	13,689	13,653	13,577	13,480	13,210	13,034	12,922	12,936	12,668	12,060	12,141	12,225	12,064	11,734	11,636	11,316	10,725	11,934	12,192	12,142	11,962	11,896	11,859	11,799	11,745	11,708	11,455	11,528	11,392	11,236	11,104	10,648	10,932	10,914	11,147	11,143	11,094	10,914	10,938	10,943	10,902	10,966	11,178	11,039	10,966	10,933	10,866	10,794	10,781	10,674	10,622	10,540	10,429	10,377	10,265	10,131	9,996	10,026	10,076	10,059
MSCI World Index (Net)
Account Value [Line Items]
Accumulated Value	33,139	32,970	33,209	31,763	28,983	30,954	30,729	30,057	29,816	29,732	29,148	28,240	27,522	27,172	26,048	24,593	24,376	25,512	25,697	24,821	25,485	24,367	24,860	24,413	23,784	23,372	22,906	21,927	22,773	22,064	21,167	20,916	19,937	18,228	18,773	19,619	20,099	19,446	18,337	18,522	18,203	17,657	18,092	16,897	17,646	16,499	15,393	16,971	17,711	16,409	17,965	17,951	19,577	19,055	19,549	20,641	19,795	20,239	19,154	19,983	19,498	19,155	18,874	18,606	17,778	17,206	16,776	16,944	16,255	14,412	14,868	15,400	14,435	13,776	13,421	12,803	11,542	13,302	14,530	14,619	14,194	13,810	13,467	13,186	13,462	13,395	12,567	13,337	12,880	12,713	12,342	11,451	12,393	12,254	13,225	13,152	12,991	12,598	12,604	12,525	12,383	12,659	13,206	12,544	12,376	12,114	11,889	11,628	11,612	11,340	11,297	11,063	10,902	10,787	10,495	10,248	10,009	9,867	10,061	10,008
MSCI World Index (Net)
Account Value [Line Items]
Accumulated Value	33,139	32,970	33,209	31,763	28,983	30,954	30,729	30,057	29,816	29,732	29,148	28,240	27,522	27,172	26,048	24,593	24,376	25,512	25,697	24,821	25,485	24,367	24,860	24,413	23,784	23,372	22,906	21,927	22,773	22,064	21,167	20,916	19,937	18,228	18,773	19,619	20,099	19,446	18,337	18,522	18,203	17,657	18,092	16,897	17,646	16,499	15,393	16,971	17,711	16,409	17,965	17,951	19,577	19,055	19,549	20,641	19,795	20,239	19,154	19,983	19,498	19,155	18,874	18,606	17,778	17,206	16,776	16,944	16,255	14,412	14,868	15,400	14,435	13,776	13,421	12,803	11,542	13,302	14,530	14,619	14,194	13,810	13,467	13,186	13,462	13,395	12,567	13,337	12,880	12,713	12,342	11,451	12,393	12,254	13,225	13,152	12,991	12,598	12,604	12,525	12,383	12,659	13,206	12,544	12,376	12,114	11,889	11,628	11,612	11,340	11,297	11,063	10,902	10,787	10,495	10,248	10,009	9,867	10,061	10,008
MSCI World Index (Net)
Account Value [Line Items]
Accumulated Value	33,139	32,970	33,209	31,763	28,983	30,954	30,729	30,057	29,816	29,732	29,148	28,240	27,522	27,172	26,048	24,593	24,376	25,512	25,697	24,821	25,485	24,367	24,860	24,413	23,784	23,372	22,906	21,927	22,773	22,064	21,167	20,916	19,937	18,228	18,773	19,619	20,099	19,446	18,337	18,522	18,203	17,657	18,092	16,897	17,646	16,499	15,393	16,971	17,711	16,409	17,965	17,951	19,577	19,055	19,549	20,641	19,795	20,239	19,154	19,983	19,498	19,155	18,874	18,606	17,778	17,206	16,776	16,944	16,255	14,412	14,868	15,400	14,435	13,776	13,421	12,803	11,542	13,302	14,530	14,619	14,194	13,810	13,467	13,186	13,462	13,395	12,567	13,337	12,880	12,713	12,342	11,451	12,393	12,254	13,225	13,152	12,991	12,598	12,604	12,525	12,383	12,659	13,206	12,544	12,376	12,114	11,889	11,628	11,612	11,340	11,297	11,063	10,902	10,787	10,495	10,248	10,009	9,867	10,061	10,008
MSCI World Index (Net)
Account Value [Line Items]
Accumulated Value	33,139	32,970	33,209	31,763	28,983	30,954	30,729	30,057	29,816	29,732	29,148	28,240	27,522	27,172	26,048	24,593	24,376	25,512	25,697	24,821	25,485	24,367	24,860	24,413	23,784	23,372	22,906	21,927	22,773	22,064	21,167	20,916	19,937	18,228	18,773	19,619	20,099	19,446	18,337	18,522	18,203	17,657	18,092	16,897	17,646	16,499	15,393	16,971	17,711	16,409	17,965	17,951	19,577	19,055	19,549	20,641	19,795	20,239	19,154	19,983	19,498	19,155	18,874	18,606	17,778	17,206	16,776	16,944	16,255	14,412	14,868	15,400	14,435	13,776	13,421	12,803	11,542	13,302	14,530	14,619	14,194	13,810	13,467	13,186	13,462	13,395	12,567	13,337	12,880	12,713	12,342	11,451	12,393	12,254	13,225	13,152	12,991	12,598	12,604	12,525	12,383	12,659	13,206	12,544	12,376	12,114	11,889	11,628	11,612	11,340	11,297	11,063	10,902	10,787	10,495	10,248	10,009	9,867	10,061	10,008
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	11,431	11,582	11,554	11,519	11,506	11,712	11,523	11,511	11,528	11,457	11,386	11,263	11,130	11,159	10,990	11,070	11,026	11,022	10,785	10,728	10,906	10,792	11,067	10,920	10,766	10,520	10,421	10,248	10,513	10,417	10,566	10,595	10,205	9,763	9,919	10,178	10,243	10,250	10,287	10,400	10,338	10,082	10,349	10,040	10,086	9,728	9,856	10,301	10,600	10,347	10,512	10,445	10,857	11,167	11,293	11,542	11,572	11,537	11,541	11,641	11,664	11,535	11,454	11,417	11,327	11,471	11,639	11,723	11,707	11,593	11,645	11,651	11,746	11,573	11,501	11,447	11,247	11,314	11,114	10,904	10,912	10,917	10,885	10,943	10,666	10,643	10,511	10,328	10,325	10,131	10,136	10,030	9,849	9,790	9,868	9,932	9,869	9,867	9,879	9,809	9,882	9,819	9,913	10,029	9,983	9,996	9,990	10,038	9,949	9,906	9,916	9,840	9,765	9,770	9,705	9,686	9,672	9,906	9,983	9,989
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	11,431	11,582	11,554	11,519	11,506	11,712	11,523	11,511	11,528	11,457	11,386	11,263	11,130	11,159	10,990	11,070	11,026	11,022	10,785	10,728	10,906	10,792	11,067	10,920	10,766	10,520	10,421	10,248	10,513	10,417	10,566	10,595	10,205	9,763	9,919	10,178	10,243	10,250	10,287	10,400	10,338	10,082	10,349	10,040	10,086	9,728	9,856	10,301	10,600	10,347	10,512	10,445	10,857	11,167	11,293	11,542	11,572	11,537	11,541	11,641	11,664	11,535	11,454	11,417	11,327	11,471	11,639	11,723	11,707	11,593	11,645	11,651	11,746	11,573	11,501	11,447	11,247	11,314	11,114	10,904	10,912	10,917	10,885	10,943	10,666	10,643	10,511	10,328	10,325	10,131	10,136	10,030	9,849	9,790	9,868	9,932	9,869	9,867	9,879	9,809	9,882	9,819	9,913	10,029	9,983	9,996	9,990	10,038	9,949	9,906	9,916	9,840	9,765	9,770	9,705	9,686	9,672	9,906	9,983	9,989
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	11,431	11,582	11,554	11,519	11,506	11,712	11,523	11,511	11,528	11,457	11,386	11,263	11,130	11,159	10,990	11,070	11,026	11,022	10,785	10,728	10,906	10,792	11,067	10,920	10,766	10,520	10,421	10,248	10,513	10,417	10,566	10,595	10,205	9,763	9,919	10,178	10,243	10,250	10,287	10,400	10,338	10,082	10,349	10,040	10,086	9,728	9,856	10,301	10,600	10,347	10,512	10,445	10,857	11,167	11,293	11,542	11,572	11,537	11,541	11,641	11,664	11,535	11,454	11,417	11,327	11,471	11,639	11,723	11,707	11,593	11,645	11,651	11,746	11,573	11,501	11,447	11,247	11,314	11,114	10,904	10,912	10,917	10,885	10,943	10,666	10,643	10,511	10,328	10,325	10,131	10,136	10,030	9,849	9,790	9,868	9,932	9,869	9,867	9,879	9,809	9,882	9,819	9,913	10,029	9,983	9,996	9,990	10,038	9,949	9,906	9,916	9,840	9,765	9,770	9,705	9,686	9,672	9,906	9,983	9,989
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	11,431	11,582	11,554	11,519	11,506	11,712	11,523	11,511	11,528	11,457	11,386	11,263	11,130	11,159	10,990	11,070	11,026	11,022	10,785	10,728	10,906	10,792	11,067	10,920	10,766	10,520	10,421	10,248	10,513	10,417	10,566	10,595	10,205	9,763	9,919	10,178	10,243	10,250	10,287	10,400	10,338	10,082	10,349	10,040	10,086	9,728	9,856	10,301	10,600	10,347	10,512	10,445	10,857	11,167	11,293	11,542	11,572	11,537	11,541	11,641	11,664	11,535	11,454	11,417	11,327	11,471	11,639	11,723	11,707	11,593	11,645	11,651	11,746	11,573	11,501	11,447	11,247	11,314	11,114	10,904	10,912	10,917	10,885	10,943	10,666	10,643	10,511	10,328	10,325	10,131	10,136	10,030	9,849	9,790	9,868	9,932	9,869	9,867	9,879	9,809	9,882	9,819	9,913	10,029	9,983	9,996	9,990	10,038	9,949	9,906	9,916	9,840	9,765	9,770	9,705	9,686	9,672	9,906	9,983	9,989
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,431	11,582	11,554	11,519	11,506	11,712	11,523	11,511	11,528	11,457	11,386	11,263	11,130	11,159	10,990	11,070	11,026	11,022	10,785	10,728	10,906	10,792	11,067	10,920	10,766	10,520	10,421	10,248	10,513	10,417	10,566	10,595	10,205	9,763	9,919	10,178	10,243	10,250	10,287	10,400	10,338	10,082	10,349	10,040	10,086	9,728	9,856	10,301	10,600	10,347	10,512	10,445	10,857	11,167	11,293	11,542	11,572	11,537	11,541	11,641	11,664	11,535	11,454	11,417	11,327	11,471	11,639	11,723	11,707	11,593	11,645	11,651	11,746	11,573	11,501	11,447	11,247	11,314	11,114	10,904	10,912	10,917	10,885	10,943	10,666	10,643	10,511	10,328	10,325	10,131	10,136	10,030	9,849	9,790	9,868	9,932	9,869	9,867	9,879	9,809	9,882	9,819	9,913	10,029	9,983	9,996	9,990	10,038	9,949	9,906	9,916	9,840	9,765	9,770	9,705	9,686	9,672	9,906	9,983	9,989
50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Accumulated Value	20,192	19,830	19,782	19,632	19,163	19,875	19,349	18,807	18,648	18,299	18,332	18,209	17,688	17,711	17,411	17,100	17,186	17,294	16,962	16,561	17,003	16,753	17,042	16,771	16,358	15,817	15,862	15,547	15,847	15,440	15,353	15,312	14,723	13,954	14,299	14,590	14,739	14,387	13,929	14,314	14,113	13,880	14,205	13,753	13,895	13,224	12,590	13,361	13,796	13,234	14,175	14,083	14,589	14,505	14,677	14,933	14,256	14,550	14,379	14,683	14,566	14,460	14,427	14,202	13,978	13,550	13,440	13,505	13,169	12,211	12,379	12,604	12,343	11,917	11,823	11,453	10,774	12,172	12,849	13,027	12,707	12,593	12,426	12,196	12,270	12,275	11,764	12,118	11,936	11,805	11,531	10,972	11,478	11,384	11,747	11,657	11,610	11,339	11,301	11,372	11,294	11,428	11,770	11,521	11,453	11,341	11,297	11,105	11,098	10,947	10,950	10,756	10,660	10,597	10,363	10,221	9,984	10,015	10,147	10,077
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,431	11,582	11,554	11,519	11,506	11,712	11,523	11,511	11,528	11,457	11,386	11,263	11,130	11,159	10,990	11,070	11,026	11,022	10,785	10,728	10,906	10,792	11,067	10,920	10,766	10,520	10,421	10,248	10,513	10,417	10,566	10,595	10,205	9,763	9,919	10,178	10,243	10,250	10,287	10,400	10,338	10,082	10,349	10,040	10,086	9,728	9,856	10,301	10,600	10,347	10,512	10,445	10,857	11,167	11,293	11,542	11,572	11,537	11,541	11,641	11,664	11,535	11,454	11,417	11,327	11,471	11,639	11,723	11,707	11,593	11,645	11,651	11,746	11,573	11,501	11,447	11,247	11,314	11,114	10,904	10,912	10,917	10,885	10,943	10,666	10,643	10,511	10,328	10,325	10,131	10,136	10,030	9,849	9,790	9,868	9,932	9,869	9,867	9,879	9,809	9,882	9,819	9,913	10,029	9,983	9,996	9,990	10,038	9,949	9,906	9,916	9,840	9,765	9,770	9,705	9,686	9,672	9,906	9,983	9,989
50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Accumulated Value	20,192	19,830	19,782	19,632	19,163	19,875	19,349	18,807	18,648	18,299	18,332	18,209	17,688	17,711	17,411	17,100	17,186	17,294	16,962	16,561	17,003	16,753	17,042	16,771	16,358	15,817	15,862	15,547	15,847	15,440	15,353	15,312	14,723	13,954	14,299	14,590	14,739	14,387	13,929	14,314	14,113	13,880	14,205	13,753	13,895	13,224	12,590	13,361	13,796	13,234	14,175	14,083	14,589	14,505	14,677	14,933	14,256	14,550	14,379	14,683	14,566	14,460	14,427	14,202	13,978	13,550	13,440	13,505	13,169	12,211	12,379	12,604	12,343	11,917	11,823	11,453	10,774	12,172	12,849	13,027	12,707	12,593	12,426	12,196	12,270	12,275	11,764	12,118	11,936	11,805	11,531	10,972	11,478	11,384	11,747	11,657	11,610	11,339	11,301	11,372	11,294	11,428	11,770	11,521	11,453	11,341	11,297	11,105	11,098	10,947	10,950	10,756	10,660	10,597	10,363	10,221	9,984	10,015	10,147	10,077
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,431	11,582	11,554	11,519	11,506	11,712	11,523	11,511	11,528	11,457	11,386	11,263	11,130	11,159	10,990	11,070	11,026	11,022	10,785	10,728	10,906	10,792	11,067	10,920	10,766	10,520	10,421	10,248	10,513	10,417	10,566	10,595	10,205	9,763	9,919	10,178	10,243	10,250	10,287	10,400	10,338	10,082	10,349	10,040	10,086	9,728	9,856	10,301	10,600	10,347	10,512	10,445	10,857	11,167	11,293	11,542	11,572	11,537	11,541	11,641	11,664	11,535	11,454	11,417	11,327	11,471	11,639	11,723	11,707	11,593	11,645	11,651	11,746	11,573	11,501	11,447	11,247	11,314	11,114	10,904	10,912	10,917	10,885	10,943	10,666	10,643	10,511	10,328	10,325	10,131	10,136	10,030	9,849	9,790	9,868	9,932	9,869	9,867	9,879	9,809	9,882	9,819	9,913	10,029	9,983	9,996	9,990	10,038	9,949	9,906	9,916	9,840	9,765	9,770	9,705	9,686	9,672	9,906	9,983	9,989
50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Accumulated Value	20,192	19,830	19,782	19,632	19,163	19,875	19,349	18,807	18,648	18,299	18,332	18,209	17,688	17,711	17,411	17,100	17,186	17,294	16,962	16,561	17,003	16,753	17,042	16,771	16,358	15,817	15,862	15,547	15,847	15,440	15,353	15,312	14,723	13,954	14,299	14,590	14,739	14,387	13,929	14,314	14,113	13,880	14,205	13,753	13,895	13,224	12,590	13,361	13,796	13,234	14,175	14,083	14,589	14,505	14,677	14,933	14,256	14,550	14,379	14,683	14,566	14,460	14,427	14,202	13,978	13,550	13,440	13,505	13,169	12,211	12,379	12,604	12,343	11,917	11,823	11,453	10,774	12,172	12,849	13,027	12,707	12,593	12,426	12,196	12,270	12,275	11,764	12,118	11,936	11,805	11,531	10,972	11,478	11,384	11,747	11,657	11,610	11,339	11,301	11,372	11,294	11,428	11,770	11,521	11,453	11,341	11,297	11,105	11,098	10,947	10,950	10,756	10,660	10,597	10,363	10,221	9,984	10,015	10,147	10,077
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,431	11,582	11,554	11,519	11,506	11,712	11,523	11,511	11,528	11,457	11,386	11,263	11,130	11,159	10,990	11,070	11,026	11,022	10,785	10,728	10,906	10,792	11,067	10,920	10,766	10,520	10,421	10,248	10,513	10,417	10,566	10,595	10,205	9,763	9,919	10,178	10,243	10,250	10,287	10,400	10,338	10,082	10,349	10,040	10,086	9,728	9,856	10,301	10,600	10,347	10,512	10,445	10,857	11,167	11,293	11,542	11,572	11,537	11,541	11,641	11,664	11,535	11,454	11,417	11,327	11,471	11,639	11,723	11,707	11,593	11,645	11,651	11,746	11,573	11,501	11,447	11,247	11,314	11,114	10,904	10,912	10,917	10,885	10,943	10,666	10,643	10,511	10,328	10,325	10,131	10,136	10,030	9,849	9,790	9,868	9,932	9,869	9,867	9,879	9,809	9,882	9,819	9,913	10,029	9,983	9,996	9,990	10,038	9,949	9,906	9,916	9,840	9,765	9,770	9,705	9,686	9,672	9,906	9,983	9,989
50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Accumulated Value	20,192	19,830	19,782	19,632	19,163	19,875	19,349	18,807	18,648	18,299	18,332	18,209	17,688	17,711	17,411	17,100	17,186	17,294	16,962	16,561	17,003	16,753	17,042	16,771	16,358	15,817	15,862	15,547	15,847	15,440	15,353	15,312	14,723	13,954	14,299	14,590	14,739	14,387	13,929	14,314	14,113	13,880	14,205	13,753	13,895	13,224	12,590	13,361	13,796	13,234	14,175	14,083	14,589	14,505	14,677	14,933	14,256	14,550	14,379	14,683	14,566	14,460	14,427	14,202	13,978	13,550	13,440	13,505	13,169	12,211	12,379	12,604	12,343	11,917	11,823	11,453	10,774	12,172	12,849	13,027	12,707	12,593	12,426	12,196	12,270	12,275	11,764	12,118	11,936	11,805	11,531	10,972	11,478	11,384	11,747	11,657	11,610	11,339	11,301	11,372	11,294	11,428	11,770	11,521	11,453	11,341	11,297	11,105	11,098	10,947	10,950	10,756	10,660	10,597	10,363	10,221	9,984	10,015	10,147	10,077
33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Aggregate Bond Index/33.33% Bloomberg U.S. Corporate
Account Value [Line Items]
Accumulated Value	16,835	16,704	16,664	16,562	16,290	16,790	16,403	16,088	16,005	15,772	15,758	15,631	15,270	15,297	15,047	14,902	14,932	14,992	14,693	14,434	14,771	14,575	14,865	14,642	14,332	13,907	13,889	13,628	13,921	13,639	13,653	13,641	13,123	12,476	12,748	13,032	13,149	12,940	12,678	12,957	12,810	12,563	12,870	12,469	12,574	12,020	11,678	12,329	12,717	12,270	12,908	12,825	13,300	13,373	13,529	13,786	13,373	13,542	13,437	13,665	13,601	13,485	13,433	13,278	13,104	12,886	12,877	12,950	12,728	12,058	12,186	12,335	12,196	11,855	11,767	11,502	10,975	11,911	12,269	12,302	12,101	12,031	11,912	11,785	11,731	11,725	11,349	11,505	11,389	11,233	11,060	10,660	10,915	10,833	11,090	11,058	11,004	10,831	10,811	10,831	10,807	10,869	11,120	11,003	10,943	10,876	10,846	10,740	10,703	10,590	10,596	10,443	10,355	10,315	10,140	10,040	9,880	9,979	10,092	10,048
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									MSCI World Index (Net)
Accumulated Value	33,139	32,970	33,209	31,763	28,983	30,954	30,729	30,057	29,816	29,732	29,148	28,240	27,522	27,172	26,048	24,593	24,376	25,512	25,697	24,821	25,485	24,367	24,860	24,413	23,784	23,372	22,906	21,927	22,773	22,064	21,167	20,916	19,937	18,228	18,773	19,619	20,099	19,446	18,337	18,522	18,203	17,657	18,092	16,897	17,646	16,499	15,393	16,971	17,711	16,409	17,965	17,951	19,577	19,055	19,549	20,641	19,795	20,239	19,154	19,983	19,498	19,155	18,874	18,606	17,778	17,206	16,776	16,944	16,255	14,412	14,868	15,400	14,435	13,776	13,421	12,803	11,542	13,302	14,530	14,619	14,194	13,810	13,467	13,186	13,462	13,395	12,567	13,337	12,880	12,713	12,342	11,451	12,393	12,254	13,225	13,152	12,991	12,598	12,604	12,525	12,383	12,659	13,206	12,544	12,376	12,114	11,889	11,628	11,612	11,340	11,297	11,063	10,902	10,787	10,495	10,248	10,009	9,867	10,061	10,008
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Accumulated Value	19,926	20,005	20,053	19,577	18,671	19,462	19,235	19,012	18,949	18,864	18,619	18,227	17,887	17,796	17,290	16,851	16,744	17,122	16,996	16,658	17,019	16,552	16,929	16,665	16,332	16,004	15,769	15,298	15,791	15,471	15,255	15,185	14,549	13,603	13,915	14,409	14,630	14,394	13,995	14,143	13,978	13,595	13,943	13,270	13,589	12,903	12,534	13,450	13,938	13,250	13,965	13,914	14,811	14,813	15,088	15,672	15,363	15,510	15,085	15,473	15,297	15,078	14,914	14,784	14,392	14,244	14,165	14,287	13,981	13,080	13,314	13,552	13,165	12,765	12,559	12,235	11,504	12,358	12,784	12,700	12,517	12,348	12,175	12,079	12,046	12,003	11,550	11,785	11,578	11,394	11,229	10,753	11,072	10,977	11,443	11,448	11,341	11,165	11,175	11,100	11,078	11,164	11,455	11,224	11,123	11,011	10,905	10,809	10,753	10,603	10,588	10,438	10,322	10,270	10,096	9,966	9,841	9,887	10,022	9,998
33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Aggregate Bond Index/33.33% Bloomberg U.S. Corporate
Account Value [Line Items]
Accumulated Value	16,835	16,704	16,664	16,562	16,290	16,790	16,403	16,088	16,005	15,772	15,758	15,631	15,270	15,297	15,047	14,902	14,932	14,992	14,693	14,434	14,771	14,575	14,865	14,642	14,332	13,907	13,889	13,628	13,921	13,639	13,653	13,641	13,123	12,476	12,748	13,032	13,149	12,940	12,678	12,957	12,810	12,563	12,870	12,469	12,574	12,020	11,678	12,329	12,717	12,270	12,908	12,825	13,300	13,373	13,529	13,786	13,373	13,542	13,437	13,665	13,601	13,485	13,433	13,278	13,104	12,886	12,877	12,950	12,728	12,058	12,186	12,335	12,196	11,855	11,767	11,502	10,975	11,911	12,269	12,302	12,101	12,031	11,912	11,785	11,731	11,725	11,349	11,505	11,389	11,233	11,060	10,660	10,915	10,833	11,090	11,058	11,004	10,831	10,811	10,831	10,807	10,869	11,120	11,003	10,943	10,876	10,846	10,740	10,703	10,590	10,596	10,443	10,355	10,315	10,140	10,040	9,880	9,979	10,092	10,048
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									MSCI World Index (Net)
Accumulated Value	33,139	32,970	33,209	31,763	28,983	30,954	30,729	30,057	29,816	29,732	29,148	28,240	27,522	27,172	26,048	24,593	24,376	25,512	25,697	24,821	25,485	24,367	24,860	24,413	23,784	23,372	22,906	21,927	22,773	22,064	21,167	20,916	19,937	18,228	18,773	19,619	20,099	19,446	18,337	18,522	18,203	17,657	18,092	16,897	17,646	16,499	15,393	16,971	17,711	16,409	17,965	17,951	19,577	19,055	19,549	20,641	19,795	20,239	19,154	19,983	19,498	19,155	18,874	18,606	17,778	17,206	16,776	16,944	16,255	14,412	14,868	15,400	14,435	13,776	13,421	12,803	11,542	13,302	14,530	14,619	14,194	13,810	13,467	13,186	13,462	13,395	12,567	13,337	12,880	12,713	12,342	11,451	12,393	12,254	13,225	13,152	12,991	12,598	12,604	12,525	12,383	12,659	13,206	12,544	12,376	12,114	11,889	11,628	11,612	11,340	11,297	11,063	10,902	10,787	10,495	10,248	10,009	9,867	10,061	10,008
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Accumulated Value	19,926	20,005	20,053	19,577	18,671	19,462	19,235	19,012	18,949	18,864	18,619	18,227	17,887	17,796	17,290	16,851	16,744	17,122	16,996	16,658	17,019	16,552	16,929	16,665	16,332	16,004	15,769	15,298	15,791	15,471	15,255	15,185	14,549	13,603	13,915	14,409	14,630	14,394	13,995	14,143	13,978	13,595	13,943	13,270	13,589	12,903	12,534	13,450	13,938	13,250	13,965	13,914	14,811	14,813	15,088	15,672	15,363	15,510	15,085	15,473	15,297	15,078	14,914	14,784	14,392	14,244	14,165	14,287	13,981	13,080	13,314	13,552	13,165	12,765	12,559	12,235	11,504	12,358	12,784	12,700	12,517	12,348	12,175	12,079	12,046	12,003	11,550	11,785	11,578	11,394	11,229	10,753	11,072	10,977	11,443	11,448	11,341	11,165	11,175	11,100	11,078	11,164	11,455	11,224	11,123	11,011	10,905	10,809	10,753	10,603	10,588	10,438	10,322	10,270	10,096	9,966	9,841	9,887	10,022	9,998
33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Aggregate Bond Index/33.33% Bloomberg U.S. Corporate
Account Value [Line Items]
Accumulated Value	16,835	16,704	16,664	16,562	16,290	16,790	16,403	16,088	16,005	15,772	15,758	15,631	15,270	15,297	15,047	14,902	14,932	14,992	14,693	14,434	14,771	14,575	14,865	14,642	14,332	13,907	13,889	13,628	13,921	13,639	13,653	13,641	13,123	12,476	12,748	13,032	13,149	12,940	12,678	12,957	12,810	12,563	12,870	12,469	12,574	12,020	11,678	12,329	12,717	12,270	12,908	12,825	13,300	13,373	13,529	13,786	13,373	13,542	13,437	13,665	13,601	13,485	13,433	13,278	13,104	12,886	12,877	12,950	12,728	12,058	12,186	12,335	12,196	11,855	11,767	11,502	10,975	11,911	12,269	12,302	12,101	12,031	11,912	11,785	11,731	11,725	11,349	11,505	11,389	11,233	11,060	10,660	10,915	10,833	11,090	11,058	11,004	10,831	10,811	10,831	10,807	10,869	11,120	11,003	10,943	10,876	10,846	10,740	10,703	10,590	10,596	10,443	10,355	10,315	10,140	10,040	9,880	9,979	10,092	10,048
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									MSCI World Index (Net)
Accumulated Value	33,139	32,970	33,209	31,763	28,983	30,954	30,729	30,057	29,816	29,732	29,148	28,240	27,522	27,172	26,048	24,593	24,376	25,512	25,697	24,821	25,485	24,367	24,860	24,413	23,784	23,372	22,906	21,927	22,773	22,064	21,167	20,916	19,937	18,228	18,773	19,619	20,099	19,446	18,337	18,522	18,203	17,657	18,092	16,897	17,646	16,499	15,393	16,971	17,711	16,409	17,965	17,951	19,577	19,055	19,549	20,641	19,795	20,239	19,154	19,983	19,498	19,155	18,874	18,606	17,778	17,206	16,776	16,944	16,255	14,412	14,868	15,400	14,435	13,776	13,421	12,803	11,542	13,302	14,530	14,619	14,194	13,810	13,467	13,186	13,462	13,395	12,567	13,337	12,880	12,713	12,342	11,451	12,393	12,254	13,225	13,152	12,991	12,598	12,604	12,525	12,383	12,659	13,206	12,544	12,376	12,114	11,889	11,628	11,612	11,340	11,297	11,063	10,902	10,787	10,495	10,248	10,009	9,867	10,061	10,008
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Accumulated Value	19,926	20,005	20,053	19,577	18,671	19,462	19,235	19,012	18,949	18,864	18,619	18,227	17,887	17,796	17,290	16,851	16,744	17,122	16,996	16,658	17,019	16,552	16,929	16,665	16,332	16,004	15,769	15,298	15,791	15,471	15,255	15,185	14,549	13,603	13,915	14,409	14,630	14,394	13,995	14,143	13,978	13,595	13,943	13,270	13,589	12,903	12,534	13,450	13,938	13,250	13,965	13,914	14,811	14,813	15,088	15,672	15,363	15,510	15,085	15,473	15,297	15,078	14,914	14,784	14,392	14,244	14,165	14,287	13,981	13,080	13,314	13,552	13,165	12,765	12,559	12,235	11,504	12,358	12,784	12,700	12,517	12,348	12,175	12,079	12,046	12,003	11,550	11,785	11,578	11,394	11,229	10,753	11,072	10,977	11,443	11,448	11,341	11,165	11,175	11,100	11,078	11,164	11,455	11,224	11,123	11,011	10,905	10,809	10,753	10,603	10,588	10,438	10,322	10,270	10,096	9,966	9,841	9,887	10,022	9,998
33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Aggregate Bond Index/33.33% Bloomberg U.S. Corporate
Account Value [Line Items]
Accumulated Value	16,835	16,704	16,664	16,562	16,290	16,790	16,403	16,088	16,005	15,772	15,758	15,631	15,270	15,297	15,047	14,902	14,932	14,992	14,693	14,434	14,771	14,575	14,865	14,642	14,332	13,907	13,889	13,628	13,921	13,639	13,653	13,641	13,123	12,476	12,748	13,032	13,149	12,940	12,678	12,957	12,810	12,563	12,870	12,469	12,574	12,020	11,678	12,329	12,717	12,270	12,908	12,825	13,300	13,373	13,529	13,786	13,373	13,542	13,437	13,665	13,601	13,485	13,433	13,278	13,104	12,886	12,877	12,950	12,728	12,058	12,186	12,335	12,196	11,855	11,767	11,502	10,975	11,911	12,269	12,302	12,101	12,031	11,912	11,785	11,731	11,725	11,349	11,505	11,389	11,233	11,060	10,660	10,915	10,833	11,090	11,058	11,004	10,831	10,811	10,831	10,807	10,869	11,120	11,003	10,943	10,876	10,846	10,740	10,703	10,590	10,596	10,443	10,355	10,315	10,140	10,040	9,880	9,979	10,092	10,048
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									MSCI World Index (Net)
Accumulated Value	33,139	32,970	33,209	31,763	28,983	30,954	30,729	30,057	29,816	29,732	29,148	28,240	27,522	27,172	26,048	24,593	24,376	25,512	25,697	24,821	25,485	24,367	24,860	24,413	23,784	23,372	22,906	21,927	22,773	22,064	21,167	20,916	19,937	18,228	18,773	19,619	20,099	19,446	18,337	18,522	18,203	17,657	18,092	16,897	17,646	16,499	15,393	16,971	17,711	16,409	17,965	17,951	19,577	19,055	19,549	20,641	19,795	20,239	19,154	19,983	19,498	19,155	18,874	18,606	17,778	17,206	16,776	16,944	16,255	14,412	14,868	15,400	14,435	13,776	13,421	12,803	11,542	13,302	14,530	14,619	14,194	13,810	13,467	13,186	13,462	13,395	12,567	13,337	12,880	12,713	12,342	11,451	12,393	12,254	13,225	13,152	12,991	12,598	12,604	12,525	12,383	12,659	13,206	12,544	12,376	12,114	11,889	11,628	11,612	11,340	11,297	11,063	10,902	10,787	10,495	10,248	10,009	9,867	10,061	10,008
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 19,926	$ 20,005	$ 20,053	$ 19,577	$ 18,671	$ 19,462	$ 19,235	$ 19,012	$ 18,949	$ 18,864	$ 18,619	$ 18,227	$ 17,887	$ 17,796	$ 17,290	$ 16,851	$ 16,744	$ 17,122	$ 16,996	$ 16,658	$ 17,019	$ 16,552	$ 16,929	$ 16,665	$ 16,332	$ 16,004	$ 15,769	$ 15,298	$ 15,791	$ 15,471	$ 15,255	$ 15,185	$ 14,549	$ 13,603	$ 13,915	$ 14,409	$ 14,630	$ 14,394	$ 13,995	$ 14,143	$ 13,978	$ 13,595	$ 13,943	$ 13,270	$ 13,589	$ 12,903	$ 12,534	$ 13,450	$ 13,938	$ 13,250	$ 13,965	$ 13,914	$ 14,811	$ 14,813	$ 15,088	$ 15,672	$ 15,363	$ 15,510	$ 15,085	$ 15,473	$ 15,297	$ 15,078	$ 14,914	$ 14,784	$ 14,392	$ 14,244	$ 14,165	$ 14,287	$ 13,981	$ 13,080	$ 13,314	$ 13,552	$ 13,165	$ 12,765	$ 12,559	$ 12,235	$ 11,504	$ 12,358	$ 12,784	$ 12,700	$ 12,517	$ 12,348	$ 12,175	$ 12,079	$ 12,046	$ 12,003	$ 11,550	$ 11,785	$ 11,578	$ 11,394	$ 11,229	$ 10,753	$ 11,072	$ 10,977	$ 11,443	$ 11,448	$ 11,341	$ 11,165	$ 11,175	$ 11,100	$ 11,078	$ 11,164	$ 11,455	$ 11,224	$ 11,123	$ 11,011	$ 10,905	$ 10,809	$ 10,753	$ 10,603	$ 10,588	$ 10,438	$ 10,322	$ 10,270	$ 10,096	$ 9,966	$ 9,841	$ 9,887	$ 10,022	$ 9,998